Jan. 31, 2024
Concorde Wealth Management Fund
Concorde Wealth Management Fund
Investment Objective:
The Concorde Wealth Management Fund (the “FUND”) seeks total return, from both appreciation of value and generation of current income, within the context of preservation of capital.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the FUND. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below:
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charges (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (transfer agent charge of $15 for each wire redemption)	None
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.64%
Acquired Fund Fees and Expenses(1)	0.12%
Total Annual Fund Operating Expenses	1.56%

Example:
This Example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the FUND’S operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$159	$493	$850	$1,856

Portfolio Turnover:
The FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FUND shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the FUND’S performance. During the most recent fiscal year, the FUND’S portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies:
Under normal conditions, the FUND invests primarily in a portfolio of (i) equity securities that the FUND believes are undervalued, (ii) debt securities that offer appropriate current returns that are commensurate with related risks and (iii) private equity, based on risk and return attributes as dictated by broad market and economic conditions. The FUND may invest in other investment companies or pooled vehicles that are consistent with these characteristics. Investing in both public and non-public securities, which collectively comprise the overall construction of the FUND’S holdings, is key to the core objective of total return, from both appreciation of value and generation of current income, within the context of preservation of capital.
The FUND normally invests approximately 40% to 60% of its total assets in equity securities and 40% to 60% in fixed income securities. Under normal circumstances, equity securities will represent at least 25% of total assets, and fixed income securities may represent as much as 75%, but not less than 25% of total assets. The FUND will evaluate the split between equity securities and fixed income securities on an ongoing basis to determine the appropriate split. The FUND may invest up to 15% of its assets in high-yield bonds that are below investment grade.

Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”), real estate investment trusts (“REITs”), royalty trusts, master limited partnerships (“MLPs”) and exchange traded funds (“ETFs”). The FUND may invest in emerging market securities. The FUND may also invest in private placements in these types of securities. The FUND may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The FUND may invest up to 100% of its portfolio in the securities of these companies.

In equity securities, the FUND focuses on identifying the fundamental intrinsic value of a company taken as a whole, and buying securities that are below that intrinsic value and selling when approaching or above the intrinsic value. The FUND acts to ensure that its investments in private equity fit within the context of capital preservation by applying the same intrinsic value approach to both private and public companies. The intrinsic value approach focuses on fundamental business factors such as a company’s earning power, cash flow, balance sheet, franchise or brand value, proprietary market position assets, including intellectual property, and competitive advantages which drive the long-term performance of the company. As a result, the FUND’S private equity investments could be opportunistic, in the sense of being underpriced in comparison to its intrinsic or potential upside value, or defensive, in the sense of offering favorable characteristics to current market or economic conditions (for example, inflation).

In debt and fixed income securities, the FUND may invest in investment grade and non-investment grade debt securities (commonly called “junk bonds”), or unrated debt securities determined by Concorde Financial Corporation (the “Advisor”) to be of comparable quality. The FUND focuses on debt and bond securities that offer appropriate current returns that are commensurate with related interest rate and default risks. The FUND may also invest in private placements in these types of securities. The FUND invests in debt securities that have a maturity that is between 1 and 15 years. Under normal circumstances, the FUND’S portfolio will have an average dollar weighted maturity between 3 and 15 years and an average duration of 2 to 5 years. Duration is a measurement of price sensitivity to interest rate changes.
The type of private equity investments in which the FUND invests includes private investments in public companies, investments in private companies in need of capital, and investments in private equity companies whose principal business is to invest in, lend capital to or provide services to privately held companies.
The Advisor may sell a security or reduce its position if it has reached its target price, its present reward to risk ratio is unattractive, it is overvalued, or the security subsequently fails to meet initial investment criteria.
Principal Risks:
Performance:
The following bar chart and performance table provide some indication of the risks of investing in the FUND by showing changes in the FUND’S performance from year to year and by showing how the FUND’S average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as additional indices whose compositions are comparable to the FUND’S holdings. For additional information on the indices, please see “Index Descriptions” in this Prospectus. The FUND’S past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.
Pursuant to a Plan of Acquisition and Liquidation between the FUND and the Concorde Value Fund (the “Predecessor Fund”), the FUND acquired all of the assets and liabilities of the Predecessor Fund in exchange for shares of the FUND after the close of business on July 22, 2016 (the “Reorganization”). As a result of the Reorganization, the FUND is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the performance of the Predecessor Fund, and has not been restated to reflect any differences in the expenses of the Predecessor Fund. Historical performance of the FUND may have been different if its current investment objective and principal investment strategies had been in place prior to the Reorganization. The returns of the Predecessor Fund should not be considered predictive or representative of results the FUND may experience under its current investment objective and, principal investment strategies.

Calendar Year Total Returns as of 12/31

During the 10-year period shown on the bar chart, the FUND’S highest total return for a quarter was 14.45% (quarter ended June 30, 2020) and the lowest total return for a quarter was -16.48% (quarter ended March 31, 2020).

Average Annual Total Returns(for the period ended December 31, 2023)

Average Annual Total Returns (for the period ended December 31, 2023)	Past 1 Year	Past 5 Years	Past 10 Years
CONCORDE WEALTH MANAGEMENT FUND
Return Before Taxes	0.18%	8.26%	5.46%
Return After Taxes on Distributions	-0.48%	7.23%	4.42%
Return After Taxes on Distributions and Sale of Fund Shares	0.31%	6.41%	4.16%
RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses or taxes)	11.46%	10.91%	8.40%
BLOOMBERG U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
CONCORDE WEALTH MANAGEMENT BLENDED INDEX (reflects no deduction for fees, expenses or taxes)	8.03%	5.96%	4.92%

The after-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their FUND shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The FUND’S returns after taxes on distributions and sale of fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of FUND shares.

The Concorde Wealth Management Blended Index consists of 45% equities represented by the Russell 1000® Value Index, 45% bonds represented by the Bloomberg Intermediate Aggregate Bond Index, 5% short-term investments represented by the BofA Merrill Lynch 1-3 Year U.S. Treasury Index, and 5% commodities represented by the Bloomberg U.S. Treasury Inflation Protection Securities (TIPS) Index. For additional information on the indices, please see “Index Descriptions” in this Prospectus.